Property, plant and equipment - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 6,142	£ 5,848	£ 4,849
Government grants	147	153
Freeholds land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,481	1,444
Long leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3	3
Short leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	389	410
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	55	47	35
Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	184	181	£ 157
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 141	£ 114
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
Minimum | Casks and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	15 years
Minimum | Other plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Minimum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Minimum | Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	50 years
Maximum | Casks and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	50 years
Maximum | Other plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	40 years
Maximum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
Maximum | Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years